Document And Entity Information	Mar. 19, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 19, 2020
Entity Registrant Name	Tesla, Inc.
Entity Central Index Key	0001318605
Entity Emerging Growth Company	false
Entity File Number	001-34756
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	91-2197729
Entity Address, Address Line One	3500 Deer Creek Road
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94304
City Area Code	650
Local Phone Number	681-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common stock
Trading Symbol	TSLA
Name of each exchange on which registered	NASDAQ